Company borrowings (Details) (USD $)	Sep. 30, 2014	Apr. 12, 2014
Company borrowings
Company borrowed an aggregate amount under a bridge loan from Revenue.com Corporation		$ 877,500
Rate of interest per annum on notes payable		12.00%
Outstanding principal balance under this note payable	$ 877,500